Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Cash Flow Information
	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2018	2017	2018	2017
Change in non-cash working capital
Accounts receivable	$(4,682)	$(510)	$(3,831)	$(1,459)
Accounts payable and accrued liabilities	4,975	(2,119)	817	(6,701)
Other	(2,084)	(837)	(1,880)	(769)

Total change in non-cash working capital	$(1,791)	$(3,466)	$(4,894)	$(8,929)